GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of goodwill acquired through business combinations allocated to CGUs for impairment testing
The movement in goodwill for the Group, per cash generating unit (“CGU”), consisted of the following as of December 31, 2018:

CGU	December 31, 2018	Impairment	Currency translation	December 31, 2017

Russia	2,018	—	(416)	2,434
Algeria	1,176	(125)	(39)	1,340
Pakistan	371	—	(97)	468
Kazakhstan	153	—	(24)	177
Kyrgyzstan	54	(74)	—	128
Uzbekistan	44	—	(2)	46
Armenia	—	(25)	—	25

Total	3,816	(224)	(578)	4,618

CGU	December 31, 2017	Impairment	Translation adjustment	December 31, 2016

Russia	2,434	—	122	2,312
Algeria	1,340	—	(53)	1,393
Pakistan	468	—	(29)	497
Kazakhstan	177	—	1	176
Kyrgyzstan	128	(17)	—	145
Uzbekistan	46	—	(68)	114
Armenia	25	(34)	—	59
Total	4,618	(51)	(27)	4,696